SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Fiscal Year End	--12-31	--12-31
Bad Debt Expense	$ 0	$ 0	$ 6,923
Allowance for doubtful accounts		$ 0	$ 0
Capital Assets Useful Life, Minimum	3 years	3 years
Capital Assets Useful Life, Maximum	7 years	7 years
Revenue Share Transaction Value, Minimum	25.00%	25.00%
Revenue Share Transaction Value, Maximum	50.00%	50.00%